Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation

1. Basis of Presentation:

The accompanying financial statements include the condensed consolidated accounts of The Hillman Companies, Inc. (“Hillman Companies”) and its wholly-owned subsidiaries (collectively “Hillman” or the “Company”). All significant intercompany balances and transactions have been eliminated.

On May 28, 2010, Hillman Companies was acquired by an affiliate of Oak Hill Capital Partners (“OHCP”) and certain members of Hillman’s management and Board of Directors. Pursuant to the terms and conditions of an Agreement and Plan of Merger dated as of April 21, 2010, the Company was merged with an affiliate of OHCP with the Company surviving the merger (the “Merger Transaction”). As a result of the Merger Transaction, Hillman Companies is a wholly-owned subsidiary of OHCP HM Acquisition Corp. (“Holdco”).

The accompanying unaudited condensed consolidated financial statements present information in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and applicable rules of Regulation S-X. Accordingly, they do not include all information or footnotes required by generally accepted accounting principles for complete financial statements. Management believes the financial statements include all normal recurring accrual adjustments necessary for a fair presentation. Operating results for the three month period ended March 31, 2013 do not necessarily indicate the results that may be expected for the full year. For further information, refer to the consolidated financial statements and notes thereto included in the Company’s annual report filed on Form 10-K for the year ended December 31, 2012.

Nature of Operations:

The Company is organized as five separate business segments, the largest of which is (1) The Hillman Group, Inc. (the “Hillman Group”) operating primarily in the United States. The other business segments consist of separate subsidiaries of the Hillman Group operating in (2) Canada under the names The Hillman Group Canada ULC and H. Paulin & Co., (3) Mexico under the name SunSource Integrated Services de Mexico SA de CV, (4) Florida under the name All Points Industries, Inc. and (5) Australia under the name The Hillman Group Australia Pty. Ltd. The Hillman Group provides merchandising services and products such as fasteners and related hardware items; threaded rod and metal shapes; keys, key duplication systems and accessories; builder’s hardware; and identification items, such as tags and letters, numbers and signs, to retail outlets, primarily hardware stores, home centers and mass merchants, pet supply stores, grocery stores and drug stores. Our Canada segment also produces fasteners, stampings, fittings and processes threaded parts for automotive suppliers, industrial Original Equipment Manufacturers (“OEM”) and industrial distributors. Through its field sales and service organization, Hillman complements its extensive product selection with value-added services for the retailer.

1.	Basis of Presentation:

The accompanying financial statements include the consolidated accounts of The Hillman Companies, Inc. and its wholly-owned subsidiaries (collectively “Hillman” or the “Company”). All significant intercompany balances and transactions have been eliminated.

On May 28, 2010, The Hillman Companies, Inc. was acquired by an affiliate of Oak Hill Capital Partners (“OHCP”) and certain members of Hillman’s management and Board of Directors. Pursuant to the terms and conditions of an Agreement and Plan of Merger dated as of April 21, 2010, the Company was merged with an affiliate of OHCP with the Company surviving the merger (the “Merger Transaction”). As a result of the Merger Transaction, The Hillman Companies, Inc. is a wholly-owned subsidiary of OHCP HM Acquisition Corp. (“Holdco”). The total consideration paid in the Merger Transaction was $832,679 which includes $11,500 for the Quick-Tag™ license and related patents, the repayment of outstanding debt and the net value of the Company’s outstanding junior subordinated debentures ($105,443 liquidation value, net of $3,261 in trust common securities, at the time of the merger).

Prior to the Merger Transaction, affiliates of Code Hennessy & Simmons LLC (“CHS”) owned 49.3% of the Company’s outstanding common stock and 54.6% of the Company’s voting common stock, Ontario Teacher’s Pension Plan (“OTPP”) owned 28.0% of the Company’s outstanding common stock and 31.0% of the Company’s voting common stock and HarbourVest Partners VI owned 8.7% of the Company’s outstanding common stock and 9.7% of the Company’s voting common stock. Certain current and former members of management owned 13.7% of the Company’s outstanding common stock and 4.4% of the Company’s voting common stock. Other investors owned 0.3% of the Company’s outstanding common stock and 0.3% of the Company’s voting common stock.

The Company’s consolidated statements of comprehensive income, cash flows and changes in stockholders’ equity for the periods presented prior to May 28, 2010 are referenced herein as the predecessor financial statements (the “Predecessor” or “Predecessor Financial Statements”). The Company’s consolidated balance sheet and its related statements of comprehensive income, cash flows and changes in stockholders’ equity for the periods presented subsequent to the Merger Transaction are referenced herein as the successor financial statements (the “Successor” or “Successor Financial Statements”). The Predecessor Financial Statements do not reflect certain transaction amounts that were incurred at the close of the Merger Transaction. Such transaction amounts include the write-off of $5,010 in deferred financing fees associated with the Predecessor debt obligations.

The Successor Financial Statements reflect the allocation of the aggregate purchase price of $832,679, including the value of the Company’s junior subordinated debentures, to the assets and liabilities of Hillman based on fair values at the date of the Merger Transaction in accordance with ASC Topic 805, “Business Combinations.” The excess of the purchase price over the net assets has been allocated to goodwill and intangible assets based upon an independent valuation appraisal. The intangible assets and goodwill are deductible for income tax purposes over a 15 year life.

The Company’s financial statements have been presented on the basis of push down accounting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 805-50-S99 (Prior authoritative literature: Staff Accounting Bulletin No. 54 Application of “Push Down” Basis of Accounting in Financial Statements of Subsidiaries Acquired by Purchase). FASB ASC 805-50-S99 states that the push down basis of accounting should be used in a purchase transaction in which the entity becomes wholly-owned by another entity. Under the push down basis of accounting, certain transactions incurred by the parent company which would otherwise be accounted for in the accounts of the parent are “pushed down” and recorded on the financial statements of the subsidiary. Accordingly, certain items resulting from the Merger Transaction have been recorded on the financial statements of the Company.

The following tables reconcile the fair value of the acquired assets and assumed liabilities to the total purchase price:

Amount
Cash paid as merger consideration	$715,736
Cash paid for Quick Tag license and related patents	11,500

Fair value of consideration transferred	$727,236

Cash	$1,267
Accounts Receivable	68,573
Inventory	79,297
Other current assets	11,497
Property and equipment	53,607
Goodwill	432,245
Intangible assets	366,400
Other non-current assets	3,644

Total assets acquired	1,016,530
Less:
Accounts payable	(21,021)
Deferred income taxes	(133,249)
Junior subordinated debentures	(105,443)
Junior subordinated debentures premium	(7,378)
Other liabilities assumed	(22,203)

Net assets acquired	$727,236

Nature of Operations:

The Company is organized as five separate business segments, the largest of which is (1) The Hillman Group operating primarily in the United States. The other business segments consist of subsidiaries of the Hillman Group operating in (2) Canada under the name The Hillman Group Canada, Ltd., (3) Mexico under the name SunSource Integrated Services de Mexico SA de CV, (4) Florida under the name All Points Industries, Inc. and (5) Australia under the name The Hillman Group Australia Pty. Ltd. The Hillman Group provides merchandising services and products such as fasteners and related hardware items; threaded rod and metal shapes; keys, key duplication systems and accessories; builder’s hardware; and identification items, such as tags and letters, numbers and signs, to retail outlets, primarily hardware stores, home centers and mass merchants, pet supply stores, grocery stores and drug stores. Through its field sales and service organization, Hillman complements its extensive product selection with value-added services for the retailer. The Company has approximately 20,380 customers, the largest three of which accounted for 40.1%, 41.0% and 43.7% of net sales in 2012, 2011 and 2010, respectively.